Accruals and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accruals And Other Current Liabilities
Schedule of accruals and other current liabilities

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Other accruals	459,472	426,694	312,322
GST payables	201,509	22,125	16,195
Interest payable	43,031	21,516	15,749
Other payables	82,655	-	-
	786,667	470,335	344,266